Operating risks	8 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
17. Operating risks

Concentrations of Processing Factories

Until December 2012, the Company operated two processing factories in Guangdong and Shenzhen, China for the manufacturing operations pursuant to two processing agreements entered into between the subsidiaries and the relevant Chinese counterparties respectively. These processing factories represented significant portion of the Company’s production facilities. The Company’s wholly foreign-owned enterprise subsidiaries have since taken over these operations and would no longer reliant upon such processing agreements in the following financial years.

Concentrations of Major Suppliers

Three major suppliers provided approximately 38.2%, 27.5%, 27.4% and 23.3% of the Company’s purchases of raw materials which are mainly resins for the years ended April 30, 2010, 2011, 2012 and the period ended December 31, 2012 respectively. A substantial percentage of the Company’s trade payables are due to these suppliers which accounted for 28.0%, 21.7% and 13.9% of the total accounts payables as of April 30, 2011, 2012 and December 31, 2012.

Concentrations of Major Customers

A substantial percentage of the Company’s sales are made to two customers and are typically sold on an open account basis. The sales to the two major customers accounted for 32.5% and 14.9%, 23.4% and 33.3%, 18.7% and 35.6%, and 13.7% and 36.4% of the total net sales for the years ended April 30, 2010, 2011, 2012 and 8-month period ended December 31, 2012, respectively.

Concentrations of Credit Risk

The largest trade receivables balances from the five customers as of April 30, 2011, 2012 and December 31, 2012 respectively accounted for 73.7%, 65.3% and 66.7% of total trade receivables of the time. The Company has not experienced any significant difficulty in collecting its trade receivables in the past and is not aware of any financial difficulties being experienced by it major customers. There were bad debt expenses of HK$nil, HK$nil, HK$nil and HK$nil for the years ended April 30, 2010, 2011, 2012 and 8-month period ended December 31, 2012, respectively.